SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company, its subsidiaries, the VIE and VIE’s subsidiaries condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements include the financial statements of Qilian International, and its subsidiaries, the VIE and VIE’s subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. See Risks and Uncertainties disclosure for VIE structures in China. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The interim financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in our 2024 Annual Report on Form 20-F. These interim results are not necessarily indicative of results for the full year.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ accounting estimates included, but are not limited to: allowance for estimated uncollectible receivables, inventory valuations, impairment of long-lived assets, useful lives of property and equipment and intangible assets, fair value of investment in trading securities, impairment of intangible assets, realization of deferred tax assets and uncertain tax position, and income taxes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The cash and cash equivalent don’t have withdrawal restrictions.

Restricted Cash

Restricted Cash

Restricted cash balance includes guarantee deposit required by the National Financial Regulatory Administration which replaces the China Banking and Insurance Regulatory Commission as the regulatory body since May 2023 in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. The balance was $1,044,943 as of March 31, 2025.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The WFOE, the VIE and VIE’s subsidiaries usually grant credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company evaluates the creditworthiness of its customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Bank acceptance notes receivable

Bank acceptance notes receivable

Bank acceptance notes receivable generally due within six months and with specific payment terms and definitive due dates, are comprised of the notes issued by some customers to pay certain outstanding receivable balances to the Company. Bank acceptance notes do not bear interest. From time to time, the Company endorse bank notes receivable to its suppliers as the payment of material purchase. The bank notes receivable is considered sold and derecognized from balance sheets when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the note receivables, and the Company has surrendered control over the transferred note receivable. If the Company does not surrender control, the cash received from the purchaser is account for as a secured borrowing.

As of March 31, 2025 and September 30, 2024, bank acceptance notes receivable from customers were $2,262,189 and $3,337,137, respectively. There was $2,073,990 bank acceptance notes receivable endorsed by the companies to make payments that were unmatured as of March 31, 2025 and derecognized from balance sheet.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment charge. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	20–40 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statements of operations in other income and expenses.

Construction in Progress

Construction in Progress

Construction in progress is comprised of costs related to the capital projects that are not completed and is not depreciated until such time as the subject asset is ready for its intended use. Construction in progress as of March 31, 2025 and September 30, 2024 represents costs of construction incurred for Chongqing’s new manufacturing facilities for heparin products.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, software and license for drug manufacturing (See Note 7). Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Leases

Leases

On October 1, 2019 the Company adopted Accounting Standards Update (“ASU”) 2016-02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance we will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property, plant and equipment, net, current portion of obligations under finance leases, and obligations under finance leases, non-current on our consolidated balance sheets.

Operating lease ROU assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

We have made an accounting policy election to not include leases with an initial term of 12 months or less on the balance sheets and the short term lease expense recognized for the years presented are immaterial.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the average borrowing rate of the Company’s outstanding loans.

Lease term includes rent holidays and options to extend or terminate the lease when the Company is reasonably certain that the Company will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the right-of-use assets. Interest expense is determined using the effective interest method. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company reviews the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Investment in Trading Securities

Investment in Trading Securities

The Company entered into an investment with a iFactors SPC related to shares participating in the Golden Bridge Global Income Opportunities SP (the Fund), an exempted segregated Portfolio Company incorporated in the Cayman Islands and managed by Golden Bridge Capital Management Limited. The Fund primarily invests in bonds offered by private entities (debt securities), globally and also invests in convertible debt securities, publicly traded debt and stock, and governmental fixed income securities. The redemption of such shares for cash can be made with ninety days advance written notice (such written notice period can be extended by the investment manager), except during the lock up period which is initially 24 months and then extended to 36 months, from the initial investment date.

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Investment securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value. Investment securities not classified as trading securities or as held-to-maturity securities shall be classified as available-for-sale securities.

As of March 31, 2025 and September 30, 2024, the investment consisted of 20,000 units of the Fund. Such securities have been classified as trading securities. The private equity fund is measured at fair value with gains and losses recognized in earnings. For the years ended September 30, 2022 and 2021, as a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. As of September 30, 2023, the management had intention to redeem the investment and it is probable that the investment will be redeemed for an amount different from the NAV. Thus, the fair value of the investment was measured using discounted cash flow method. The fair value of the Fund was $13,943,019 as of September 30 2023.

As of September 20, 2024, the Company has redeemed $4,800,000 from the Fund Management, with the remaining redemption assets in the Fund amounting to $14,770,000.

The Company agrees to redeem the remaining balance of the agreed redemption assets in the form of securities. The Fund Management shall deliver 18,621,000 shares of Highest Performances Holdings (NASDAQ: HPH) to the Company. Based on the average stock price between September 16 and September 20 in 2024, which is $0.712 per share, the total transfer value amounts to $13,258,152. The fair value of the stock is $9,143,019. Due to the significant fluctuations in the stock price after September 30, 2024, the average stock price from October 1, 2024, to January 21, 2025, is selected as the fair value to adjust the carrying amount. As of March 31, 2025, the average stock price from October 1, 2024, to June 26, 2025, is selected as the fair value to adjust the carrying amount.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. The Company assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to the adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, on January 1, 2022, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value.

On and after January 1, 2025, the Company performed qualitative and quantitative assessment in accordance with ASU 2017-04, there was no such goodwill impairment for the six months ended March 31, 2025.

Long-Term Investment

Long-Term Investment

Investments in entity in which the Company, its subsidiaries, the VIE and VIE’s subsidiaries can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Under the equity method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries initially record its investment at cost. The Company’s share of investee earnings or losses is recorded in our Consolidated Statements of Operations within Other income (expense). The Company’s interest in the net assets of the investees is included in the equity method investment on the consolidated balance sheets. The Company, its subsidiaries, the VIE and VIE’s subsidiaries evaluate the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company, its subsidiaries, the VIE and VIE’s subsidiaries subsequently adjust the carrying amount of the investment to recognize their proportionate share of each equity investee’s net income or loss into earnings after the date of investment, the adjustment of basis difference initially recognized and the other comprehensive income allocated to the Company from the investees.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company, its subsidiaries, the VIE and VIE’s subsidiaries review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairment of long-lived assets as of March 31, 2025 and September 30, 2024.

Borrowings

Borrowings

Borrowings comprise short-term loans and long-term loans. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Insurance premium payables	Insurance premium payables Insurance premium payables represent premium payments that have been received from insureds, but not yet remitted to the insurance carriers.
Transactions with Non-controlling Interests of Subsidiaries

Transactions with Non-controlling Interests of Subsidiaries

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for a change in ownership interests in its subsidiaries that does not result in a change of control of the subsidiary under the provisions of ASC 810-10-45-23, Consolidation – Other Presentation Matters, which prescribes the accounting for changes in ownership interest that do not result in a change in control of the subsidiary, as defined by GAAP, before and after the transaction. Under this guidance, changes in a controlling shareholder’s ownership interest that do not result in a change of control, as defined by GAAP, in the subsidiary are accounted for as equity transactions. Accordingly, if the controlling shareholder retains control, no gain or loss is recognized in the statements of operations of the controlling shareholder. Similarly, the controlling shareholder will not record any additional acquisition adjustments to reflect its subsequent purchases of additional shares in the subsidiary if there is no change of control. Only a proportional and immediate transfer of carrying value between the controlling and the noncontrolling shareholders occurs based on the respective ownership percentages. For the year ended September 30, 2021, the VIE, Gansu QLS acquired 7.76% of equity interest in Chengdu QLS and its subsidiaries from its shareholders. The equity interest Gansu QLS has in Chengdu QLS increased from 71.75% as of September 30, 2020 to 79.51% as of September 30, 2021.

In the year ended September 30, 2023, the Company made 200,000 RMB (equivalent to $28,356) additional investment to acquire 0.2% ownership of Gansu QLS from third party shareholders and the Company’s ownership in VIE increased to 79.71% as of March 31, 2025 and September 30, 2024.

Non-controlling Interests

Non-controlling Interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, VIE and VIE’s subsidiaries, non-controlling interests represent a minority shareholder’s 49% ownership interest in Zhongqiao, as well as 0.786% ownership interest in Gansu QLS, 20.29% ownership interest in Chengdu QLS and in subsidiaries including Rugao and Chongqing.

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	March 31,	September 30,
	2025	2024
Gansu QLS	$1,161,373	$1,146,121
Chengdu QLS and subsidiaries	184,899	181,315
Zhongqiao	21,923	22,069
Total	$1,368,195	$1,349,505

Non-controlling interest in the equity of a subsidiary is reported in equity in the consolidated balance sheets. Net income and losses attributable to the non-controlling interest is reported as described above in the consolidated statements of operations and comprehensive income.

Revenue Recognition

Revenue Recognition

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company, its subsidiaries, the VIE and VIE’s subsidiaries perform the following five steps:

(i)	identification of the promised goods or services in the contract;
(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)	measurement of the transaction price, including the constraint on variable consideration;
(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and
(v)	recognition of revenue when (or as) we satisfy each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

The majority of the WFOE, the VIE and VIE’s subsidiaries’ contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and are, therefore, not distinct. The revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The WFOE, the VIE and VIE’s subsidiaries’ products are sold with no right of return and the WFOE, the VIE and VIE’s subsidiaries do not provide other credits or sales incentives, which would be accounted for as variable consideration. Sales taxes invoiced to customers and remitted to government authorities are excluded from net sales.

Diversified Pharma & Allied Portfolio, which includes oxytetracycline products, licorice products, TCMD, Heparin Products, Sausage Casings, and Organic fertilizer.AI solutions offer enterprises customized AI software services and solutions, leveraging advanced technologies to automate processes, analyze data, and enhance decision-making for competitive advantages.The insurance business markets life (term, whole, universal) and non-life (property, casualty, liability) insurance products to provide financial protection and risk management.

The contract liabilities of the Company consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. Contract liabilities were recognized when the Company receives prepayment from customers resulting from sales contracts. Contract liabilities will be recognized as revenue when the products are delivered. As of March 31, 2025 and September 30, 2024, the Company record contract liabilities of $3,471,007 and $489,784, respectively, which will be recognized as revenue upon delivery of the products sold.

Refer to Note 13 for disaggregated revenue information.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is net against the expense and recognized in the consolidated statements of operations and comprehensive income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of operations and comprehensive income in proportion to the useful life of the related assets. Government grants received for the six months ended March 31 2025, 2024 and 2023 were $19,534, $14,002, and $59,360, respectively. As of March 31, 2025 and September 30, 2024, the deferred government grants were $357,982 and $213,112, respectively.

Selling, General and Administrative, Research and Development Expenses

Selling, General and Administrative, Research and Development Expenses

Selling, general and administrative, research and development expenses primarily consist of salaries and benefits for employees, shipping expense, utilities, maintenance and repairs expenses, insurance expense, depreciation and amortization expenses, research and development expense, selling and marketing expenses, professional fees, and other operating expenses.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization, depreciation of intangible assets and property, plant and equipment used in the research and development activities. For the six months ended March 31, 2025, 2024 and 2023, total selling, general and administrative, research and development expense were as follows:

	For the six months ended
	March 31,
	2025	2024	2023
Selling expense	$451,145	$229,092	$445,154
General and administrative expense	3,770,496	1,396,655	1,366,888
Research and development expense	528,099	467,363	272,073
Total	$4,749,740	$2,093,110	$2,084,115

Advertising Cost

Advertising Cost

Advertising costs are expensed when incurred and are included in selling, general and administrative, research and development expense on the accompanying consolidated statements of operations. The Company incurred $22,843, $55,240 and $48,820 of advertising costs during the six months ended March 31, 2025, 2024 and 2023, respectively. Advertising costs consist primarily of online marketing costs, such as advertising on social networking sites and e-mail marketing campaigns.

Income Taxes

Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company, its subsidiaries, the VIE and VIE’s subsidiaries consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine that they would be able to realize the deferred tax assets in the future in excess of their net recorded amount, they would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions at March 31, 2025 and September 30, 2024.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no diluted shares for the six months ended March 31, 2025, 2024 and 2023.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended March 31, 2025, 2024 and 2023:

	For the six months ended March 31,
	2025	2024*		2023*
Numerator:
Net income (loss) attributable to ordinary shareholders	$(861,220)	$414,468		$495,521

Denominator:
Weighted-average number of ordinary shares outstanding – basic	31,615,463	7,226,480	*	7,226,480	*
Weighted-average number of ordinary shares outstanding – diluted	31,615,463	7,226,480	*	7,226,480	*
Earnings (loss) per share – basic	$(0.03)	$0.06		$0.07
Earnings (loss) per share – diluted	$(0.03)	$0.06		$0.07

*The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.

Stock Based Compensation

Stock Based Compensation

The Company’s stock based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award on straight line basis, which is generally the vesting period.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in currency other than U.S. Dollars are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the condensed consolidated financial statements in this report:

	March 31, 2025	September 30, 2024
Year-end spot rate	US$1=RMB 7.1782	US$1=RMB 7.0074

Average rate	US$1=RMB 7.1671	US$1=RMB 7.1178

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records its financial assets and liabilities in accordance with the framework for measuring fair value in accordance with U.S GAAP. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For the year ended September 30, 2022, as a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of its certain fund investment. NAV is primarily determined based on information provided by external fund administrators. The Company’s investments valued at NAV as a practical expedient are private equity funds, which represent the investment in trading securities on the balance sheet. For the year ended September 30, 2023, the Company planned to sell the investment and fair value measurement using NAV as practical expedient is not permitted. The investment is measured using discounted cash flow method and classified as Level 3 in the fair value hierarchy. The discount rate used for the valuation of trading securities was 28% as of September 30, 2023.

The Company agrees to redeem the remaining balance of the agreed redemption assets in the form of securities. The Fund Management shall deliver 18,621,000 shares of Highest Performances Holdings (NASDAQ: HPH) to the Company. Based on the average stock price between September 16 and September 20 in 2024, which is $0.712 per share, the total transfer value amounts to $13,258,152. The fair value of the stock is $9,143,019. Due to redemptions and conversions into stocks, the value of the stocks was referenced based on the share price as of September 30, 2024. Due to the significant fluctuations in the stock price after September 30, 2024, the average stock price from October 1, 2024, to January 21, 2025, is selected as the fair value to adjust the carrying amount. As of March 31, 2025, the average stock price from October 1, 2024, to June 26, 2025, is selected as the fair value to adjust the carrying amount.

Cash and cash equivalents, restricted cash, accounts receivable, bank notes receivable, short term investment, advances to suppliers, other current assets, accounts payable, and accrued expenses and other payables approximate fair value because of the short maturity of those instruments. Based on comparable open market transactions, the fair value of the bank loans, lease liabilities, bank notes payable and other liabilities, including current maturities, approximated their carrying value as of September 30, 2024 and March 31, 2025, respectively.

The Company noted no transfers between levels during any of the periods presented.

The following is a reconciliation of the beginning and ending balance of the investment in securities measured at fair value on a recurring basis for the six months ended March 31, 2025, 2024 and 2023:

	As of	As of	As of
	March 31,	March 31,	March 31,
	2025	2024	2023
Beginning balance	$8,323,587	$13,943,019	19,470,400
Change in fair value	(3,433,407)	1,066,927	245,800
Ending balance	$4,890,180	$15,009,946	19,716,200

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries, the VIE and VIE’s subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company, its subsidiaries, the VIE and VIE’s subsidiaries in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of March 31, 2025 and September 30, 2024, $ 8,981,076 and $6,902,275 of the Company’s cash and cash equivalents and restricted cash were on deposit at financial institutions in the PRC which are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. Cash and cash equivalent of $733,672 and $1,058,635 were deposited at financial institutions in Hong Kong as of March 31, 2025 and September 30, 2024, which are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (approximately $ 65,000). As of March 31, 2025 and September 30, 2024, $981,801 and $1,856,344 of the Company’s cash were on deposit at financial institutions in the U.S. which were insured by the FDIC subject to certain limitations. The Company has not experienced any losses in such accounts.

Substantially all of the Company’s sales are made to customers that are located in China. The Company has a concentration of its revenues and receivables with specific customers.

For the six months ended March 31, 2025, two customers accounted for 16% and 11% of total revenue, respectively and two vendors accounted for 16% and 10% of total purchase. As of March 31, 2025, two major customer’s account receivable accounted for 35% and 32% of the total account receivable, respectively, and one vendor accounted for 47% of the total accounts payable outstanding.

For the six months ended March 31, 2024, two customers accounted for 16% and 14% of total revenue, respectively and two vendors accounted for 13% and 13% of total purchase. As of March 31, 2024, two major customer’s account receivable accounted for 58% and 15% of the total account receivable, respectively, and no vendor accounted for more than 10% of the total accounts payable outstanding.

For the six months ended March 31, 2023, two customers accounted for 16% and 15% of total revenue, respectively and no vendor accounted more than 10% of total purchase.

A loss of any of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There were no new accounting standards or updates during the three months ended March 31, 2025 that would have a material impact on the Company’s Unaudited Condensed Consolidated Financial Statements.